Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

1. Organization

Osprey Bitcoin Trust (the “Trust”) is a Delaware Statutory Trust, formed on January 3, 2019, which commenced operations on January 22, 2019, and is governed by the Second Amended and Restated Declaration of Trust and Trust Agreement dated November 1, 2020, as amended by the Amendment to Trust Agreement dated April 15, 2022 (the “Trust Agreement”). In general, the Trust holds Bitcoin and, from time to time, issues common units of fractional undivided beneficial interest (“Units”) in exchange for Bitcoin. The investment objective of the Trust is for the Units to track the price of Bitcoin, less liabilities and expenses of the Trust. The Units are designed as a convenient and cost-effective method for investors to gain investment exposure to Bitcoin, similar to a direct investment in Bitcoin.

Osprey Funds, LLC (the “Sponsor”) acts as the sponsor of the Trust. Other funds under the Osprey name are also managed by the Sponsor. The Sponsor is responsible for the day-to-day administration of the Trust pursuant to the provisions of the Trust Agreement. The Sponsor is responsible for preparing and providing annual reports on behalf of the Trust to investors and is also responsible for selecting and monitoring the Trust’s service providers. As consideration for the Sponsor’s services, the Trust pays the Sponsor a Management Fee (as defined herein) as discussed in Notes 2 and 5.

Pursuant to agreements between REX Services, LLC (“REX Services”) and the Sponsor, REX Services provides legal, compliance, general administrative, operational, and marketing support to the Sponsor.

Coinbase Custody Trust Company, LLC (the “Custodian”) is the digital asset custodian of the Trust. The Custodian is responsible for safeguarding the Bitcoin held by the Trust.

The transfer agent for the Trust (the “Transfer Agent”) is Continental Stock Transfer & Trust Company. The Transfer Agent is responsible for the issuance and redemption of Units, the payment, if any, of distributions with respect to the Units, the recording of the issuance of the Units and the maintaining of certain records therewith.

1. Organization

Osprey Bitcoin Trust (the “Trust”) is a Delaware Statutory Trust, formed on January 3, 2019, which commenced operations on January 22, 2019, and is governed by the Second Amended and Restated Declaration of Trust and Trust Agreement dated November 1, 2020, as amended by the Amendment to Trust Agreement dated April 15, 2022 (the “Trust Agreement”). In general, the Trust holds Bitcoin and, from time to time, issues common units of fractional undivided beneficial interest (“Units”) in exchange for Bitcoin. The investment objective of the Trust is for the Units to track the price of Bitcoin, less liabilities and expenses of the Trust. The Units are designed as a convenient and cost-effective method for investors to gain investment exposure to Bitcoin, similar to a direct investment in Bitcoin.

Osprey Funds, LLC (the “Sponsor”) acts as the sponsor of the Trust. Other funds under the Osprey name are also managed by the Sponsor. The Sponsor is responsible for the day-to-day administration of the Trust pursuant to the provisions of the Trust Agreement. The Sponsor is responsible for preparing and providing annual reports on behalf of the Trust to investors and is also responsible for selecting and monitoring the Trust’s service providers. As consideration for the Sponsor’s services, the Trust pays the Sponsor a Management Fee (as defined herein) as discussed in Notes 2 and 5.

Pursuant to agreements between REX Services, LLC (“REX Services”) and the Sponsor, REX Services provides legal, compliance, general administrative, operational, and marketing support to the Sponsor.

Coinbase Custody Trust Company, LLC (the “Custodian”) is the digital asset custodian of the Trust. The Custodian is responsible for safeguarding the Bitcoin held by the Trust.

The transfer agent for the Trust (the “Transfer Agent”) is Continental Stock Transfer & Trust Company. The Transfer Agent is responsible for the issuance and redemption of Units, the payment, if any, of distributions with respect to the Units, the recording of the issuance of the Units and the maintaining of certain records therewith.